RISK MANAGEMENT (Details 16) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 1,585,322	R$ 1,542,687
Included in profit or loss	144,908	189,520
Included in other comprehensive income	197,493	258,315
Acquisitions	79,586	204,835
Write-offs	(18,360)	(419,790)
Transfers to other levels		(190,245)
Balance at end	1,988,949	1,585,322
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	700,473	478,305
Included in profit or loss	117,985	193,266
Acquisitions	36,456	198,748
Write-offs	(53,583)	(70,545)
Transfers to other levels		(99,301)
Balance at end	801,331	700,473
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,419,682	1,415,829
Included in profit or loss	26,923	(3,746)
Included in other comprehensive income	197,493	258,315
Acquisitions		119,825
Write-offs	(80,070)	(279,597)
Transfers to other levels		(90,944)
Balance at end	1,564,028	1,419,682
Assets Derivatives [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	109,856	179,504
Acquisitions	43,130
Write-offs		(69,648)
Balance at end	152,986	109,856
Liabilities Derivatives [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(644,689)	(530,951)
Acquisitions		(113,738)
Write-offs	115,293
Balance at end	R$ (529,396)	R$ (644,689)